October 4, 2007

Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 5th Street, NW
Washington, DC 20549-1004

RE:           The American Funds Tax-Exempt Series I
File Nos.                      33-5270
     811-4653

Gentlemen:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional  Information since the electronic filing on September 28, 2007 of Registrant's  Post-Effective  Amendment No. 28 under the Securities Act of 1933 and Amendment No. 27 under the Investment Company Act of 1940.

Sincerely,

Jennifer L. Butler
Secretary